Nonvested Restricted Stock Unit (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock Units (RSUs)
Number of units
Beginning Balance	390
Granted	323
Vested	(80)
Forfeited	(633)
Weighted- average grant date fair value
Beginning Balance	$ 10.99
Granted	$ 3.01
Vested	$ 2.99
Forfeited	$ 7.92